RECENT ACTIVITIES	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Recent Activities
RECENT ACTIVITIES

18. RECENT ACTIVITIES

These financial statements include a discussion of material events that have occurred subsequent to December 31, 2013 (referred to as “subsequent events”) through the issuance of these consolidated financial statements. Events subsequent to that date have not been considered in these financial statements.

Excess MSRs

On January 17, 2014, New Residential completed an additional closing of Excess MSRs that it agreed to acquire as part of a previously committed transaction between Nationstar and First Tennessee Bank. New Residential invested approximately $19.1 million in Pool 17 on loans with an aggregate UPB of approximately $8.1 billion. New Residential has remaining commitments of approximately $1.5 million to fund additional investments in Pool 17, which have not yet closed and will increase the outstanding principal balance of Pool 17 by an estimated $0.9 billion.

New Residential has remaining commitments of $32.3 million to invest in Excess MSRs on a portfolio of GSE residential mortgages comprised of four pools (Pools 13-16) with an aggregate outstanding unpaid principal balance of approximately $13.1 billion that New Residential committed to in 2013.

In each transaction (Pools 13-17), New Residential agreed to acquire a one-third interest in Excess MSRs on the portfolio. Fortress-managed funds and Nationstar each agreed to acquire a one-third interest in the Excess MSRs. Nationstar as servicer will perform all servicing and advancing functions, and retain the ancillary income, servicing obligations and liabilities as the servicer of the underlying loans in the portfolio. Commitments related to GSE residential mortgage loans are contingent upon GSE approval of Nationstar to service such loans and transfer Excess MSRs to New Residential.

Subsequent to December 31, 2013, New Residential paid down $5.9 million of the corporate loan (Note 11) secured by Excess MSRs related to Pool 5 and extended the maturity of the loan to May 31, 2014.

Servicer Advances

Subsequent to December 31, 2013 and prior to March 17, 2014, Advance Purchaser LLC settled an additional $509.4 million of advances, which represents substantially all of the remaining balance related to New Residential’s first investment in servicer advances through Buyer and funded a total of $2.1 billion of new servicer advances, financed using $1.7 billion of notes payable. Restricted cash increased approximately $9.8 million in relation to these fundings. Additionally, Advance Purchaser LLC received $9.8 million from Nationstar to satisfy a targeted return shortfall.

On February 28 and March 7, 2014, Advance Purchaser LLC received $105.0 million and $37.0 million, respectively, from two co-investors to fund the purchase of $756.2 million and $299.1 million, respectively, of additional servicer advances.

In March 2014, Advance Purchaser LLC prepaid all of the notes issued pursuant to one servicer advance facility and a portion of the notes issued pursuant to another servicer advance facility. The notes were prepaid with the proceeds of new notes issued pursuant to an advance receivables trust (the “NRART Master Trust”) that issued (i) variable funding notes (“VFNs”) with borrowing capacity of up to $1.1 billion and (ii) $1.0 billion of term notes (“Term Notes”) to institutional investors. The VFNs generally bear interest at a rate equal to the sum of (i) LIBOR or a cost of funds rate plus (ii) a spread of 1.375% to 2.5% depending on the class of the notes. The expected repayment date of the VFNs is March 2015. The Term Notes generally bear interest at approximately 1.9% and have expected repayment dates in March 2015 and March 2017. The VFNs and the Term Notes are secured by servicer advances, and the financing is nonrecourse to Advance Purchaser LLC, except for customary recourse provisions. As of March 18, 2014, the principal balance of notes issued by the NRART Master Trust is equal to approximately $1.9 billion.

Real Estate Securities

Subsequent to December 31, 2013, New Residential acquired no new Agency ARM RMBS. New Residential sold Agency ARM RMBS with a face amount of $154.2 million for $162.9 million and recorded a gain of $0.7 million. Furthermore, New Residential acquired Non-Agency RMBS with an aggregate face amount of approximately $740.6 million financed with repurchase agreements. New Residential sold Non-Agency RMBS with a face amount of $437.9 million for $248.5 million and recorded a gain of $3.8 million.

As of March 25, 2014, New Residential held TBA positions with $625.0 million in a long notional amount of Agency RMBS and $750.0 million in short notional amount of Agency RMBS, and any amounts or obligations owed by or to New Residential are subject to the right of set-off with the TBA counterparty.

As of March 25, 2014, New Residential held a $300.0 million short position of 3-Year U.S. Treasury notes.

On March 6, 2014, New Residential and Merrill Lynch, Pierce, Fenner & Smith Incorporated entered into an agreement pursuant to which New Residential agreed to purchase approximately $625 million current face amount of Non-Agency residential mortgage securities for approximately $553 million. The purchased securities represent 75% of the mezzanine and subordinate tranches of a securitization previously sponsored by Springleaf. The securitization, including the purchased securities, are collateralized by residential mortgage loans with a current face amount of approximately $0.9 billion.

Real Estate Loans

On January 15, 2014, New Residential settled a portfolio of non-performing residential mortgage loans with a UPB of approximately $170.1 million at a price of approximately $92.7 million. The purchase was financed with $60.1 million using the $300.0 million master repurchase agreement with RBS. This purchase was accounted for as a linked transaction (Note 10). The repurchase agreement, which contains customary covenants and event of default provisions and is subject to margin calls, matures on November 24, 2014.

On January 15, 2014, New Residential purchased a portfolio of non-performing residential mortgage loans with a UPB of approximately $65.6 million at a price of approximately $33.7 million. To finance this purchase, on January 15, 2014, New Residential entered into a $25.3 million repurchase agreement with Credit Suisse Securities (USA) LLC, which matures on January 14, 2015. Borrowings under the agreement bear interest equal to the sum of (i) a floating rate index rate equal to one-month LIBOR and (ii) a margin of 3.00%. The agreement contains customary covenants and event of default provisions.

Other Investments

On January 8, 2014, New Residential financed all of its ownership interest in each of the Consumer Loan Companies under a $150.0 million master repurchase agreement with Credit Suisse Securities (USA) LLC which matures on June 30, 2014. Borrowings under the facility bear interest equal to the sum of (i) a floating rate index rate equal to one-month LIBOR and (ii) a margin of 4.00%. The facility contains customary covenants and event of default provisions.

Corporate Activities

On March 19, 2014, New Residential’s board of directors declared a first quarter 2014 dividend of $0.175 per share of common stock, which is payable on April 30, 2014 to stockholders of record as of March 31, 2014.

11. RECENT ACTIVITIES

These financial statements include a discussion of material events that have occurred subsequent to December 31, 2012 (referred to as “subsequent events”) through the issuance of these consolidated financial statements. Events subsequent to that date have not been considered in these financial statements.

Subsequent to December 31, 2012, New Residential acquired approximately $391.7 million face amount of Non-Agency RMBS for approximately $242.8 million. These Non-Agency RMBS are serviced by Nationstar.

On January 4, 2013, New Residential, through a joint venture, co-invested in Excess MSRs on a portfolio of Ginnie Mae residential mortgage loans with a UPB of approximately $13 billion as of November 30, 2012.

Nationstar acquired the related servicing rights from Bank of America in November 2012. New Residential invested approximately $27.3 million for a 50% interest in a joint venture which will acquire an approximately 67% interest in the Excess MSRs on this portfolio. The remaining interests in the joint venture will be owned by a Fortress-managed fund and the remaining interest of approximately 33% in the Excess MSRs will be owned by Nationstar. As the servicer, Nationstar will perform all servicing and advancing functions, and it will retain the ancillary income, servicing obligations and liabilities associated with this portfolio. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs will be shared on a pro rata basis by the joint venture and Nationstar, subject to certain limitations.

On January 6, 2013 New Residential, through a joint venture, agreed to co-invest in Excess MSRs on a portfolio of four pools of residential mortgage loans with a UPB of approximately $215 billion as of November 30, 2012. Approximately 53% of the loans in this portfolio are in private label securitizations, and the remainder are owned, insured or guaranteed by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation or the Government National Mortgage Association (“Ginnie Mae”). Nationstar has agreed to acquire the related servicing rights from Bank of America. New Residential committed to invest approximately $340 million (based on the November 30, 2012 UPB) for a 50% interest in a joint venture which will acquire an approximately 67% interest in the Excess MSRs on this portfolio. The remaining interests in the joint venture will be owned by a Fortress-managed fund and the remaining interest of approximately 33% in the Excess MSRs will be owned by Nationstar. As the servicer, Nationstar will perform all servicing and advancing functions, and it will retain the ancillary income, servicing obligations and liabilities associated with this portfolio. Under the terms of this investment, to the extent that any loans in the portfolio are refinanced by Nationstar, the resulting Excess MSRs will be shared on a pro rata basis by the joint venture and Nationstar, subject to certain limitations. On January 31, 2013, New Residential completed the first closing of this co-investment. The first closing related to Excess MSRs on loans with an aggregate UPB of approximately $58 billion as of December 31, 2012, that are owned, insured, or guaranteed by Fannie Mae or Freddie Mac. There can be no assurance that New Residential will complete this investment as anticipated or at all.

On January 28, 2013, New Residential extended all of its existing repurchase agreements to April 29, 2013. The repurchase agreements had an outstanding principal balance of approximately $158.0 million on April 3, 2013.

On February 27, 2013, New Residential, through a subsidiary, entered into an agreement to co-invest in residential mortgage loans with a UPB of approximately $83 million as of December 31, 2012. New Residential has invested approximately $35 million to acquire a 70% interest in the mortgage loans. Nationstar has co-invested pari passu with New Residential in 30% of the mortgage loans and will be the servicer of the loans performing all servicing and advancing functions and retaining the ancillary income, servicing obligations and liabilities as the servicer.

On March 5, 2013, New Residential agreed to co-invest in a portfolio of consumer loans with a UPB of approximately $4.2 billion as of December 31, 2012. The portfolio includes over 400,000 personal unsecured loans and personal homeowner loans originated through subsidiaries of HSBC Finance Corporation. On April 1, 2013, New Residential completed this co-investment through newly formed limited liability companies (collectively, “the consumer loan companies”). The consumer loan companies acquired the portfolio from HSBC Finance Corporation and its affiliates. New Residential invested approximately $250 million for 30% membership interests in each of the consumer loan companies. Of the remaining 70% of the membership interests, Springleaf Finance, Inc. (“Springleaf”), which is majority-owned by Fortress funds managed by our Manager, acquired 47%, and an affiliate of Blackstone Tactical Opportunities Advisors L.L.C. acquired 23%. Springleaf will act as the managing member of the consumer loan companies. The consumer loan companies financed $2.2 billion of the approximately $3.0 billion purchase price with asset-backed notes. The consumer loan companies were formed on March 19, 2013, for the purpose of making this investment and commenced operations upon the completion of the investment. After a servicing transition period, Springleaf will be the servicer of the loans and will provide all servicing and advancing functions for the portfolio.

From March 25, 2013 to April 2, 2013, Newcastle contributed to New Residential approximately $1.0 billion face amount of Agency RMBS. New Residential financed these Agency RMBS with approximately $1.0 billion of repurchase agreements. The counterparties of these repurchase agreements are Goldman Sachs & Co., Barclays Capital Inc., Citigroup Global Markets, Inc., Nomura Securities International, Inc. and Morgan Stanley & Co. LLC.